Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 2,666
Property, plant and equipment including right-of-use assets at end of period	1,914	€ 2,625
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,950
Property, plant and equipment including right-of-use assets at end of period	1,357	1,924
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,205
Property, plant and equipment including right-of-use assets at end of period	1,576	2,251
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	94
Property, plant and equipment including right-of-use assets at end of period	67	100
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	366
Property, plant and equipment including right-of-use assets at end of period	270	274
GROSS VALUES | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,029	2,366
Acquisition	133	2,564
Disposal	(185)	(1,229)
Effect of the change in foreign currency exchange rates	(61)	(4)
Property, plant and equipment including right-of-use assets at end of period	3,916	3,697
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,526	1,262
Acquisition	52	2,018
Disposal	(20)	(975)
Effect of the change in foreign currency exchange rates	(50)	(4)
Property, plant and equipment including right-of-use assets at end of period	2,507	2,301
GROSS VALUES | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,818	1,346
Acquisition	80	2,404
Disposal	0	(1,110)
Effect of the change in foreign currency exchange rates	(50)	(4)
Property, plant and equipment including right-of-use assets at end of period	2,849	2,636
GROSS VALUES | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	513	513
Acquisition	0	0
Disposal	(16)	0
Effect of the change in foreign currency exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	497	513
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	698	507
Acquisition	53	161
Disposal	(169)	(119)
Effect of the change in foreign currency exchange rates	(12)	(1)
Property, plant and equipment including right-of-use assets at end of period	570	548
DEPRECIATION | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,363)	(1,488)
Increase	(846)	(799)
Disposal	185	1,215
Effect of the change in foreign currency exchange rates	23
Property, plant and equipment including right-of-use assets at end of period	(2,002)	(1,072)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(575)	(761)
Increase	(613)	(591)
Disposal	20	975
Effect of the change in foreign currency exchange rates	17
Property, plant and equipment including right-of-use assets at end of period	(1,150)	(377)
DEPRECIATION | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(613)	(837)
Increase	(677)	(659)
Disposal	0	1,111
Effect of the change in foreign currency exchange rates	17
Property, plant and equipment including right-of-use assets at end of period	(1,272)	(385)
DEPRECIATION | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(419)	(387)
Increase	(27)	(26)
Disposal	16
Effect of the change in foreign currency exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	(430)	(413)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(332)	(265)
Increase	(143)	(114)
Disposal	169	104
Effect of the change in foreign currency exchange rates	5
Property, plant and equipment including right-of-use assets at end of period	€ (300)	€ (275)